Segment data (Geographic Information) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Net revenues
Sales to external customers	¥ 29,929,992	¥ 30,225,681	¥ 29,379,510
Total net revenues	29,929,992	30,225,681	29,379,510
Operating expenses	27,487,123	27,758,136	26,979,648
Operating income (loss)	2,442,869	2,467,545	2,399,862
Assets	52,680,436	51,936,949	50,308,249
Long-lived assets	10,601,525	10,685,494	10,267,673
Long-lived assets, include operating lease right-of-use assets	10,878,643
Geography Eliminations
Net revenues
Inter-segment sales and transfers	(7,982,313)	(8,302,252)	(8,006,406)
Total net revenues	(7,982,313)	(8,302,252)	(8,006,406)
Operating expenses	(7,974,307)	(8,290,140)	(7,986,563)
Operating income (loss)	(8,006)	(12,112)	(19,843)
Assets	4,878,678	5,902,470	6,348,099
Japan | Reportable Geographical Components
Net revenues
Sales to external customers	9,522,905	9,520,148	9,273,672
Inter-segment sales and transfers	6,938,616	7,105,213	6,751,172
Total net revenues	16,461,521	16,625,361	16,024,844
Operating expenses	14,893,543	14,933,686	14,364,926
Operating income (loss)	1,567,978	1,691,675	1,659,918
Assets	17,517,032	16,465,702	15,797,024
Long-lived assets		3,607,843	3,511,663
Long-lived assets, include operating lease right-of-use assets	3,880,118
North America | Reportable Geographical Components
Net revenues
Sales to external customers	10,416,582	10,585,934	10,347,266
Inter-segment sales and transfers	222,166	231,313	227,144
Total net revenues	10,638,748	10,817,247	10,574,410
Operating expenses	10,368,119	10,702,732	10,435,511
Operating income (loss)	270,629	114,515	138,899
Assets	18,012,336	17,452,216	16,936,704
Long-lived assets		5,469,262	5,179,139
Long-lived assets, include operating lease right-of-use assets	5,374,456
Europe | Reportable Geographical Components
Net revenues
Sales to external customers	3,138,755	3,055,654	2,940,243
Inter-segment sales and transfers	222,123	183,197	244,981
Total net revenues	3,360,878	3,238,851	3,185,224
Operating expenses	3,210,333	3,113,983	3,110,198
Operating income (loss)	150,545	124,868	75,026
Assets	4,192,858	3,872,301	3,346,179
Long-lived assets		453,921	359,355
Long-lived assets, include operating lease right-of-use assets	561,371
Asia | Reportable Geographical Components
Net revenues
Sales to external customers	4,828,635	4,832,392	4,497,374
Inter-segment sales and transfers	510,021	680,639	650,765
Total net revenues	5,338,656	5,513,031	5,148,139
Operating expenses	4,967,657	5,055,542	4,714,940
Operating income (loss)	370,999	457,489	433,199
Assets	5,241,588	5,176,990	4,893,582
Long-lived assets		729,494	797,435
Long-lived assets, include operating lease right-of-use assets	668,252
Other Countries | Reportable Geographical Components
Net revenues
Sales to external customers	2,023,115	2,231,553	2,320,955
Inter-segment sales and transfers	89,387	101,890	132,344
Total net revenues	2,112,502	2,333,443	2,453,299
Operating expenses	2,021,778	2,242,333	2,340,636
Operating income (loss)	90,724	91,110	112,663
Assets	2,837,944	3,067,270	2,986,661
Long-lived assets		¥ 424,974	¥ 420,081
Long-lived assets, include operating lease right-of-use assets	¥ 394,446